[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II (the “Registrant”) File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Dividend Growth Fund, Nuveen Santa Barbara Global Growth Fund, Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara International Growth Fund, Nuveen Tradewinds Emerging Markets Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Tradewinds International Value Fund, Nuveen Tradewinds Japan Fund, Nuveen Tradewinds Small-Cap Opportunities Fund, Nuveen Winslow Large-Cap Growth Fund, Nuveen Santa Barbara Long/Short Equity Fund and Nuveen Santa Barbara International Dividend Growth Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 86, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 28, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren